Submission	Sep. 17, 2026
Submission [Line Items]
Central Index Key	0002088082
Registrant Name	Electra Therapeutics, Inc.
Registration File Number	333-298617
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES